UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, OH 43219

(Address of principal executive offices) (Zip Code)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

	Share Amount	Market Value
Common Stocks (97.6%)
Auto (2.7%)
General Motors Co.†	1,760,700	$45,161,955

Consumer Discretionary (8.8%)
Comcast Corp., Class A	1,570,000	47,115,700
Lowes Companies, Inc.	1,564,300	49,087,734
Time Warner, Inc.	1,354,100	51,117,275

		147,320,709

Consumer Staples (9.9%)
CVS Caremark Corp.	1,119,300	50,144,640
Procter & Gamble Co.	452,400	30,405,804
Sysco Corp.	1,354,900	40,457,314
Wal-Mart Stores, Inc.	735,200	44,994,240

		166,001,998

Diversified Financials (19.3%)
Bank of America Corp.	4,854,200	46,454,694
Capital One Financial Corp.	906,300	50,517,162
Citigroup, Inc.	1,511,690	55,252,270
Credit Suisse Group AG ADR	1,326,600	37,821,366
Invesco, Ltd.	1,831,000	48,832,770
State Street Corp.	923,900	42,037,450
The Charles Schwab Corp.	3,028,100	43,513,797

		324,429,509

Energy (8.2%)
Devon Energy Corp.	689,300	49,023,016
EQT Corp.	24,200	1,166,682
Sunoco, Inc.	1,086,700	41,457,605
Weatherford International, Ltd.†	3,018,900	45,555,201

		137,202,504

Health Care (6.1%)
Life Technologies Corp.†	1,071,700	52,320,394
UnitedHealth Group, Inc.	865,100	50,988,994

		103,309,388

Industrials (3.9%)
Delta Air Lines, Inc.†	3,125,700	30,975,687
Southwest Airlines Co.	4,196,800	34,581,632

		65,557,319

Insurance (5.4%)
Marsh & McLennan Companies, Inc.	1,384,500	45,397,755
MetLife, Inc.	1,232,800	46,045,080

		91,442,835

Materials (2.5%)
Barrick Gold Corp.	194,200	8,443,816

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

MARCH 31, 2012 (Unaudited)

	Share Amount	Market Value
Materials (Continued)
Owens-Illinois, Inc.†	1,480,000	$34,543,200

		42,987,016

Pharmaceuticals (10.7%)
Abbott Laboratories	818,900	50,190,381
Novartis AG ADR	806,800	44,704,788
Pfizer, Inc.	1,957,800	44,363,748
Sanofi SA ADR	1,042,100	40,381,375

		179,640,292

Technology (17.1%)
Applied Materials, Inc.	2,834,300	35,258,692
Flextronics International, Ltd.†	5,865,800	42,409,734
Microsoft Corp.	1,728,900	55,757,025
Symantec Corp.†	2,091,000	39,101,700
Texas Instruments, Inc.	1,455,200	48,909,272
Visa, Inc., Class A	256,300	30,243,400
Yahoo!, Inc.†	2,332,500	35,500,650

		287,180,473

Utilities (3.0%)
AES Corp.†	3,882,200	50,740,354

Total Common Stocks (cost $1,392,065,961)		$1,640,974,352

Short-Term Investments (1.9%)
Money Market Fund (1.9%)
Western Asset Institutional U.S. Treasury Fund, 0.01% (cost $32,637,862) (a)	32,637,862	$32,637,862

Total Investments (99.5%) (cost $1,424,703,823) *		$1,673,612,214

Other Assets less Liabilities (0.5%)		8,628,874

Net Assets (100.0%)		$1,682,241,088

†	Non-income producing security
(a)	Rate disclosed is as of March 31, 2012.

ADR – American Depositary Receipt

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$297,885,368
Gross Unrealized Depreciation	(48,976,977)

Net Unrealized Appreciation	$248,908,391

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”). The investment objective of the Fund is growth of capital.

2. Significant Accounting Policies

This Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a. Security Valuation

Exchange traded securities (including those traded on the National Association of Securities Dealers’ Automated Quotation system) are valued at the last quoted sale price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Fixed-income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at net asset value (“NAV”). Money market instruments with maturities of 60 days or less may be valued at amortized cost.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Directors if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following, (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

MARCH 31, 2012 (Unaudited)

Pursuant to the valuation procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed-income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments in securities as of March 31, 2012:

Valuation Inputs	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stocks	$1,640,974,352	$—	$—	$1,640,974,352
Money Market Fund	32,637,862	—	—	32,637,862

Total Investments	$1,673,612,214	$—	$—	$1,673,612,214

At March 31, 2012, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by industry type.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of 3/31/2012, based on the valuation input levels on December 31, 2011.

b. Security Transactions

Security transactions are recorded on a trade date basis.

3. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was available to be issued.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: May 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: May 15, 2012

By (Signature and Title)	/s/ CHARLES S. TODD
Charles S. Todd, Treasurer

Date: May 15, 2012